OTHER OPERATING INCOME, NET	12 Months Ended
Dec. 31, 2023
OTHER OPERATING INCOME, NET
OTHER OPERATING INCOME, NET
21. OTHER OPERATING INCOME, NET

	12/31/2023	12/31/2022	12/31/2021
Gain from bargain purchase	—	99,341	416,268
Tax credits	43,835	114,812	287,049
Change in fair value of investment properties – Note 11.5	2,259,924	1,311,691	17,116
Gain (loss) on disposal of non-current assets and intangibles(i)	(17,016)	975,042	7,295
Net effect of provisions for legal proceedings	(204,158)	(370,765)	(263,945)
Settlement of disputes in the renewal process	—	(90,022)	9,242
Outcome of judicial settlement	—	(396,818)	—
Dividends received from Vale S.A – Note 1.1 (f)	1,339,340	—	—
Realization of deferred income – Note 2	923,214	—	—
Other income	160,604	—	—
Other	(581,366)	108,941	(90,425)
	3,924,377	1,752,222	382,600

(i)	Includes the gain relating to the sale of SINLOG TECNOLOGIA EM LOGÍSTICA S.A in the amount of R$14,884, see note 2.1.